Supplement to the
Fidelity® Variable Insurance Products
Contrafund® Portfolio, Disciplined Small Cap Portfolio, Dynamic Capital Appreciation Portfolio, Equity-Income Portfolio, Floating Rate High Income Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, Growth Portfolio, High Income Portfolio, Mid Cap Portfolio, Stock Selector All Cap Portfolio, Value Portfolio, and Value Strategies Portfolio
Investor Class
April 29, 2024
STATEMENT OF ADDITIONAL INFORMATION

Effective June 1, 2024, VIP Disciplined Small Cap Portfolio's management contract will be amended to incorporate administrative services previously covered under separate services agreements. The amended contract will incorporate a management fee rate that may vary by class. The Adviser or an affiliate will pay certain expenses of managing and operating VIP Disciplined Small Cap Portfolio out of each class's management fee.
Effective June 1, 2024, the following information replaces similar information for VIP Disciplined Small Cap Portfolio found in the "Management Contracts" section.
Management-Related Expenses. In addition to the management fee payable to Fidelity Management & Research Company LLC (FMR), and the costs associated with securities lending, as applicable, a fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. A fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Other expenses paid by a fund include interest, taxes, brokerage commissions, fees and expenses associated with the fund's securities lending program, if applicable, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. A fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation. A fund also pays the costs related to the solicitation of fund proxies from variable product owners.
Management Fees.
For the services of FMR under VIP Disciplined Small Cap Portfolio's management contract, Investor Class of the fund pays FMR a monthly management fee at the annual rate of 0.38% of the class's average net assets throughout the month.
A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Effective June 1, 2024, the following information replaces similar information for VIP Disciplined Small Cap Portfolio found in the "Transfer and Service Agent Services" section.
For VIP Disciplined Small Cap Portfolio, Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210 (or an agent, including an affiliate), performs transfer agency services under the terms of the fund's management contract. Prior to June 1, 2024, the fund or class, as applicable, bore the cost of transfer agency services under a separate agreement covering such services.
Effective June 1, 2024, the following information replaces similar information for VIP Disciplined Small Cap Portfolio found in the "Transfer and Service Agent Services" section.
For VIP Disciplined Small Cap Portfolio, Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate), calculates the NAV and dividends for shares, maintains the fund's portfolio and general accounting records, and administers the fund's securities lending program under the terms of the fund's management contract. Prior to June 1, 2024, the fund bore the cost of pricing and bookkeeping services under a separate agreement covering such services.

VIPINV-SSTK-0524-161-1.825687.161	May 31, 2024

SAIStickerMaster
Supplement to the
Fidelity® Variable Insurance Products
Contrafund® Portfolio, Disciplined Small Cap Portfolio, Dynamic Capital Appreciation Portfolio, Emerging Markets Portfolio, Equity-Income Portfolio, Floating Rate High Income Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, Growth Portfolio, High Income Portfolio, Index 500 Portfolio, International Capital Appreciation Portfolio, Mid Cap Portfolio, Overseas Portfolio, Stock Selector All Cap Portfolio, Value Portfolio, and Value Strategies Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2024
STATEMENT OF ADDITIONAL INFORMATION

Effective June 1, 2024, VIP Disciplined Small Cap Portfolio's management contract will be amended to incorporate administrative services previously covered under separate services agreements. The amended contract will incorporate a management fee rate that may vary by class. The Adviser or an affiliate will pay certain expenses of managing and operating VIP Disciplined Small Cap Portfolio out of each class's management fee.
Effective June 1, 2024, the following information replaces similar information found in the "Management Contracts" section.
Management-Related Expenses (for all funds except VIP Index 500 Portfolio). In addition to the management fee payable to FMR, and the costs associated with securities lending, as applicable, a fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. A fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Other expenses paid by a fund include interest, taxes, brokerage commissions, fees and expenses associated with the fund's securities lending program, if applicable, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. A fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation. A fund also pays the costs related to the solicitation of fund proxies from variable product owners.
Management-Related Expenses (for VIP Index 500 Portfolio). Under the terms of the fund's management contract, FMR is responsible for payment of all operating expenses of the fund with the exception of the following: interest, taxes, fees and expenses of the Independent Trustees, Rule 12b-1 fees, transfer agent fees and other expenses allocable at the class level, and such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation. The fund shall pay its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The fund also pays the costs related to the solicitation of fund proxies from variable product owners.
FMR and the fund have entered into a 9 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of the fund, except for fees paid by a class pursuant to a plan of distribution adopted under Rule 12b-1 and applicable to that class, to limit the total annual operating expenses, other than Rule 12b-1 fees, incurred by each current class (excluding interest, taxes, fees and expenses of the Independent Trustees, and extraordinary expenses, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable) to 0.09%. This Expense Contract may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees and by a vote of a majority of the outstanding voting securities of each class. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.
Effective June 1, 2024, the following information replaces similar information for VIP Disciplined Small Cap Portfolio found in the "Management Contracts" section.
Management Fees.
For the services of FMR under VIP Disciplined Small Cap Portfolio's management contract, Initial Class, Service Class, and Service Class 2 of the fund each pay FMR a monthly management fee at the annual rate of 0.30% of the class's average net assets throughout the month.
A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Effective June 1, 2024, the following information replaces similar information for VIP Disciplined Small Cap Portfolio found in the "Transfer and Service Agent Services" section.
For VIP Disciplined Small Cap Portfolio, Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210 (or an agent, including an affiliate), performs transfer agency services under the terms of the fund's management contract. Prior to June 1, 2024, the fund or class, as applicable, bore the cost of transfer agency services under a separate agreement covering such services.
Effective June 1, 2024, the following information replaces similar information for VIP Disciplined Small Cap Portfolio found in the "Transfer and Service Agent Services" section.
For VIP Disciplined Small Cap Portfolio, Fidelity Service Company, Inc. (FSC), an affiliate of Fidelity Management & Research Company LLC (FMR) (or an agent, including an affiliate), calculates the NAV and dividends for shares, maintains the fund's portfolio and general accounting records, and administers the fund's securities lending program under the terms of the fund's management contract. Prior to June 1, 2024, the fund bore the cost of pricing and bookkeeping services under a separate agreement covering such services.

VIPIS2-SSTK-0524-201-1.483795.201	May 31, 2024